Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Operating Results Segment Wise
The following tables summarize selected financial information by segment for the years ended December 31, 2021, 2020 and 2019.

(Euro thousands)	For the year ended December 31, 2021
	Zegna	Thom Browne	Intercompany eliminations	Group Consolidated
Revenues with third parties	1,029,005	263,397	—	1,292,402
Inter-segment revenues	6,170	669	(6,839)	—

Revenues	1,035,175	264,066	(6,839)	1,292,402

Depreciation and amortization	(137,502)	(17,173)	—	(154,675)
Adjusted EBIT	111,018	38,097	—	149,115
Costs related to the Business Combination (1)				(205,059)
Costs related to lease agreements (2)				(15,512)
Severance indemnities and provision for severance expenses				(8,996)
Impairment of property, plant and equipment and right-of-use assets (3)				(8,692)
Other adjustments (4)				(4,884)
Financial income				45,889
Financial expenses				(43,823)
Foreign exchange gains/(losses)				(7,791)
Result from investments accounted for using the equity method				2,794

Loss before taxes				(96,959)
(1)	Costs related to the Business Combination include:
a)
Euro 114,963 thousand relating to share-based payments for listing services recognized as the excess of the fair value of Zegna ordinary shares issued as part of the Business Combination and the fair value of IIAC’s identifiable net assets acquired, in accordance with IFRS 2. This amount is recorded within the line item “other operating costs” in the consolidated statement of profit and loss.

b)
Euro 37,906 thousand for the issuance of 5,031,250 Zegna ordinary shares to the holders of IIAC class B shares to be held in escrow. The release of these shares from escrow is subject to achievement of certain targets within a seven-year period. This amount is recorded within the line item “other operating costs” in the consolidated statement of profit and loss.

c)
Euro 34,092 thousand for transaction costs related to the Business Combination incurred by Zegna, including costs for bank services, legal advisors and other consultancy fees. This amount is recorded within the line item “purchased, outsourced and other costs” in the consolidated statement of profit and loss.

d)
Euro 10,916 thousand for the Zegna family’s grant of a Euro 1,500 special gift to each employee of the Zegna group as result of the Company’s listing completed on December 20, 2021. This amount is recorded within the line item “personnel costs” in the consolidated statement of profit and loss.

e)
Euro 5,380 thousand relating to grant of performance share units, which each represent the right to receive one Zegna ordinary share, to the Group’s Chief Executive Officer, other Zegna directors, key executives with strategic responsibilities and other employees of the Group, all subject to certain vesting conditions. This amount is recorded within the line item “personnel costs” in the consolidated statement of profit and loss. For additional information please refer to Note 42 -
Related party transactions
.

f)
Euro 1,236 thousand related to the fair value of private warrants issued, pursuant to the Business Combination, to certain Zegna non-executive
directors. This amount is recorded within the line item “personnel costs” in the consolidated statement of profit and loss.

g)
Euro 566 thousand related to the
write-off
of
non-refundable
prepaid premiums for directors’ and officers’ insurance. This amount is recorded within the line item “personnel costs” in the consolidated statement of profit and loss.

(2)
Costs related to lease agreements for the year ended December 31, 2021, include (i) €12,192 thousand of provisions relating to a lease agreement in the US following an unfavorable legal claim judgment against the Group (recorded within “write downs and other provisions” in the consolidated statement of profit and loss), (ii) €1,492 thousand of legal expenses related to a lease agreement in Italy (recorded within “other operating costs” in the consolidated statement of profit and loss) and (iii) €1,829 thousand in accrued property taxes related to a lease agreement in the UK (recorded within “write downs and other provisions” in the consolidated statement of profit and loss). Costs related to lease agreements for the year ended December 31, 2020 include €3,000 thousand for legal expenses related to a lease agreement in the UK, incurred in the second half of 2020 (recorded within the line item “write downs and other provisions” in the consolidated statement of profit and loss).

(3)	Includes impairment relating to the Group’s DOSs.
(4)
Other adjustments for the year ended December 31, 2021 include €6,006 thousand related to losses incurred by Agnona subsequent to the Group’s sale of a majority stake in Agnona in January 2021, for which the Group was required to compensate the company in accordance with the terms of the related sale agreement, as well as €144 thousand relating to the write down of the Group’s remaining 30% stake in Agnona (both of which are recorded within the line item “write downs and other provisions” in the consolidated statement of profit and loss), partially offset by other income of €1,266 thousand relating to the sale of rights to build or develop airspace above a building in the United States (this amount is recorded within the line item “other income” in the consolidated statement of profit and loss).

(Euro thousands)	For the year ended December 31, 2020
	Zegna	Thom Browne	Intercompany eliminations	Group Consolidated

Revenues with third parties	835,244	179,489	—	1,014,733
Inter-segment revenues	8,074	305	(8,379)	—

Revenues	843,318	179,794	(8,379)	1,014,733

Depreciation and amortization	(153,962)	(12,243)	—	(166,205)
Adjusted EBIT	(8,981)	28,994	—	20,013
Donations related to the COVID-19 pandemic				(4,482)
Costs related to lease agreements				(3,000)
Impairment of property, plant and equipment and right-of-use assets				(19,725)
Severance indemnities and provision for severance expenses				(12,308)
Impairment on held for sale assets				(3,053)
Financial income				34,352
Financial expenses				(48,072)
Foreign exchange gains/(losses)				13,455
Result from investments accounted for using the equity method				(4,205)
Impairments of investments accounted for using the equity method				(4,532)

Loss before taxes				(31,557)

(Euro thousands)	For the year ended December 31, 2019
	Zegna	Thom Browne	Intercompany eliminations	Group Consolidated

Revenues with third parties	1,160,731	160,596	—	1,321,327
Inter-segment revenues	5,180	604	(5,784)	—

Revenues	1,165,911	161,200	(5,784)	1,321,327

Depreciation and amortization	(160,381)	(7,829)	—	(168,210)
Adjusted EBIT	91,385	15,889	—	107,274
Impairment of property, plant and equipment and right-of-use assets				(8,858)
Severance indemnities and provision for severance expenses				(9,777)
Financial income				22,061
Financial expenses				(37,492)
Foreign exchange gains/(losses)				(2,441)
Result from investments accounted for using the equity method				(1,534)

Profit before taxes				69,233

Summary of Non Current Assets On A Geographical Basis
The following table summarizes
non-current
assets (other than financial instruments and deferred tax assets) by geography at December 31, 2021 and 2020.

(Euro thousands)	At December 31,
	2021	2020
EMEA (1)	273,926	355,668
of which Italy	166,467	185,085
North America (2)	507,379	572,384
of which United States	503,496	534,472
Latin America (3)	4,690	5,625
APAC (4)	143,616	121,057
of which Greater China Region	70,828	93,225
of which Japan	22,387	6,219

Total non-current assets (other than financial instruments and deferred tax assets)	929,611	1,054,734

(1)	EMEA includes Europe, the Middle East and Africa.
(2)	North America includes the United States of America and Canada.
(3)	Latin America includes Mexico, Brazil and other Central and South American countries.
(4)	APAC includes the Greater China Region, Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.